PORTFOLIO OF INVESTMENTS – as of December 31, 2021 (Unaudited)

Loomis Sayles Small/Mid Cap Growth Fund

Shares	Description	Value (†)
Common Stocks – 97.6% of Net Assets
	Aerospace & Defense – 4.0%
9,486	Axon Enterprise, Inc.(a)	$1,489,302
9,660	HEICO Corp.	1,393,165
16,468	Hexcel Corp.(a)	853,043

		3,735,510

	Auto Components – 2.4%
6,750	Fox Factory Holding Corp.(a)	1,148,175
6,927	LCI Industries	1,079,711

		2,227,886

	Banks – 1.8%
15,504	Glacier Bancorp, Inc.	879,077
19,911	Pacific Premier Bancorp, Inc.	797,037

		1,676,114

	Biotechnology – 4.9%
2,542	Argenx SE, ADR(a)	890,183
18,939	Halozyme Therapeutics, Inc.(a)	761,537
10,999	Horizon Therapeutics PLC(a)	1,185,252
20,067	PTC Therapeutics, Inc.(a)	799,269
22,816	Xencor, Inc.(a)	915,378

		4,551,619

	Building Products – 4.5%
10,868	Advanced Drainage Systems, Inc.	1,479,461
26,960	AZEK Co., Inc. (The)(a)	1,246,630
10,432	Trex Co., Inc.(a)	1,408,633

		4,134,724

	Capital Markets – 5.1%
17,053	Ares Management Corp., Class A	1,385,897
10,661	Hamilton Lane, Inc., Class A	1,104,693
4,681	Morningstar, Inc.	1,600,855
15,545	StepStone Group, Inc., Class A	646,206

		4,737,651

	Commercial Services & Supplies – 1.4%
7,416	Tetra Tech, Inc.	1,259,237

	Communications Equipment – 1.8%
21,506	Ciena Corp.(a)	1,655,317

	Distributors – 1.8%
3,001	Pool Corp.	1,698,566

	Electrical Equipment – 0.6%
1,471	Generac Holdings, Inc.(a)	517,674

Shares	Description	Value (†)
Common Stocks – continued
	Electronic Equipment, Instruments & Components – 2.2%
9,437	Advanced Energy Industries, Inc.	$859,333
13,685	Trimble, Inc.(a)	1,193,195

		2,052,528

	Food & Staples Retailing – 1.9%
15,870	BJ’s Wholesale Club Holdings, Inc.(a)	1,062,814
3,775	Casey’s General Stores, Inc.	744,996

		1,807,810

	Food Products – 1.4%
30,898	Simply Good Foods Co. (The)(a)	1,284,430

	Health Care Equipment & Supplies – 6.1%
33,283	AngioDynamics, Inc.(a)	917,945
13,612	Axonics, Inc.(a)	762,272
8,991	CONMED Corp.	1,274,564
16,284	Globus Medical, Inc., Class A(a)	1,175,705
5,772	Insulet Corp.(a)	1,535,756

		5,666,242

	Health Care Providers & Services – 2.7%
20,579	Acadia Healthcare Co., Inc.(a)	1,249,145
49,259	R1 RCM, Inc.(a)	1,255,612

		2,504,757

	Hotels, Restaurants & Leisure – 3.0%
3,678	Churchill Downs, Inc.	886,030
9,109	Planet Fitness, Inc., Class A(a)	825,094
12,436	Texas Roadhouse, Inc.	1,110,286

		2,821,410

	Household Durables – 2.5%
5,321	Helen of Troy Ltd.(a)	1,300,825
3,595	TopBuild Corp.(a)	991,896

		2,292,721

	IT Services – 3.4%
6,584	Broadridge Financial Solutions, Inc.	1,203,687
3,836	Concentrix Corp.	685,186
7,272	Endava PLC, Sponsored ADR(a)	1,221,114

		3,109,987

	Leisure Products – 1.3%
11,705	Brunswick Corp.	1,179,045

	Life Sciences Tools & Services – 5.3%
2,443	Bio-Techne Corp.	1,263,862
2,102	Charles River Laboratories International, Inc.(a)	791,992
4,125	ICON PLC(a)	1,277,512
14,972	Syneos Health, Inc.(a)	1,537,325

		4,870,691

Shares	Description	Value (†)
Common Stocks – continued
	Machinery – 5.4%
9,356	ESCO Technologies, Inc.	$841,947
21,645	Ingersoll Rand, Inc.	1,339,176
6,856	John Bean Technologies Corp.	1,052,807
6,597	Kornit Digital Ltd.(a)	1,004,393
3,618	RBC Bearings, Inc.(a)	730,728

		4,969,051

	Pharmaceuticals – 1.8%
7,276	Catalent, Inc.(a)	931,546
12,180	Pacira BioSciences, Inc.(a)	732,871

		1,664,417

	Professional Services – 1.2%
24,416	KBR, Inc.	1,162,690

	Road & Rail – 1.3%
6,772	Landstar System, Inc.	1,212,323

	Semiconductors & Semiconductor Equipment – 9.8%
7,536	MKS Instruments, Inc.	1,312,545
2,655	Monolithic Power Systems, Inc.	1,309,791
11,642	Nova Ltd.(a)	1,705,553
16,050	Semtech Corp.(a)	1,427,326
7,506	Silicon Laboratories, Inc.(a)	1,549,389
6,205	Synaptics, Inc.(a)	1,796,410

		9,101,014

	Software – 10.8%
6,487	Avalara, Inc.(a)	837,537
9,785	Black Knight, Inc.(a)	811,079
10,610	Blackline, Inc.(a)	1,098,559
4,593	Five9, Inc.(a)	630,711
5,968	Paylocity Holding Corp.(a)	1,409,403
7,209	Pegasystems, Inc.	806,110
11,174	Q2 Holdings, Inc.(a)	887,662
10,365	Rapid7, Inc.(a)	1,219,857
14,202	Smartsheet, Inc., Class A(a)	1,099,945
2,216	Tyler Technologies, Inc.(a)	1,192,097

		9,992,960

	Specialty Retail – 2.6%
4,348	Five Below, Inc.(a)	899,558
11,852	Floor & Decor Holdings, Inc., Class A(a)	1,540,878

		2,440,436

	Technology Hardware, Storage & Peripherals – 1.5%
42,813	Pure Storage, Inc., Class A(a)	1,393,563

	Textiles, Apparel & Luxury Goods – 1.9%
8,378	Columbia Sportswear Co.	816,353
21,028	Skechers U.S.A., Inc., Class A(a)	912,615

		1,728,968

Shares	Description	Value (†)
Common Stocks – continued
	Thrifts & Mortgage Finance – 1.3%
21,882	Axos Financial, Inc.(a)	$1,223,423

	Trading Companies & Distributors – 1.9%
7,161	SiteOne Landscape Supply, Inc.(a)	1,734,967

	Total Common Stocks (Identified Cost $66,492,914)	90,407,731

Principal Amount
Short-Term Investments – 5.0%
$ 4,612,214	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2021 at 0.000% to be repurchased at $4,612,214 on 1/03/2022 collateralized by $3,380,200 U.S. Treasury Bond, 4.375% due 11/15/2039 valued at $4,704,552 including accrued interest(b) (Identified Cost $4,612,214)	4,612,214

	Total Investments – 102.6% (Identified Cost $71,105,128)	95,019,945
	Other assets less liabilities – (2.6)%	(2,376,307)

	Net Assets – 100.0%	$92,643,638

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2021, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR

An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2021, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$90,407,731	$—	$—	$90,407,731
Short-Term Investments	—	4,612,214	—	4,612,214

Total	$90,407,731	$4,612,214	$—	$95,019,945

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at December 31, 2021 (Unaudited)

Software	10.8%
Semiconductors & Semiconductor Equipment	9.8
Health Care Equipment & Supplies	6.1
Machinery	5.4
Life Sciences Tools & Services	5.3
Capital Markets	5.1
Biotechnology	4.9
Building Products	4.5
Aerospace & Defense	4.0
IT Services	3.4
Hotels, Restaurants & Leisure	3.0
Health Care Providers & Services	2.7
Specialty Retail	2.6
Household Durables	2.5
Auto Components	2.4
Electronic Equipment, Instruments & Components	2.2
Other Investments, less than 2% each	22.9
Short-Term Investments	5.0
Total Investments	102.6
Other assets less liabilities	(2.6)

Net Assets	100.0%